RISK/RETURN
Investment Objective
Market Vectors Colombia ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Colombia Index (the "Index").
Fund fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (USD $)	Market Vectors Colombia ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses		Market Vectors Colombia ETF
Management Fee		0.50%
Other Expenses	[1]	0.47%
Total Annual Fund Operating Expenses	[2]	0.97%
Fee Waivers and Expense Reimbursement	[2]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.75%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.75% of the Fund's average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 YEAR	3 YEARS
Market Vectors Colombia ETF	77	287

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund's benchmark index. The Fund's benchmark index is comprised of securities of companies located in Colombia. A company is considered to be located in Colombia if it is domiciled and primarily listed on an exchange in Colombia or if it generates at least 50% of its revenues in Colombia. Such companies may include small- and medium-capitalization companies. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may also utilize depositary receipts to seek performance that corresponds to the Index.

The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of March 10, 2011, the following industries represent a significant portion of the Index: energy, financial services and basic materials.

Principal Risks of Investing In the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Risks of Investing in Colombia. The Colombian economy has experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates, all of which could negatively affect the value of companies located in Colombia and the value of your investment in the Fund. In addition, commodities (such as oil, natural gas and minerals) represent a significant percentage of Colombia's exports and its economy is particularly sensitive to fluctuations in commodity prices. Adverse economic events in another South American country may have a significant adverse effect on Colombia's economy and companies located in Colombia.

Because the Fund's assets will be invested primarily in equity securities of Colombian issuers, the income received by the Fund will be principally in Colombian pesos. The Fund's exposure to the Colombian peso and changes in value of the Colombian peso versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and Colombian pesos.

Risks of Investing in Foreign Securities. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risks of Investing in Depositary Receipts. Depositary receipts are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Risks of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Risk of Investing in the Energy Sector. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility and the cost of providing the specific utility services. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Risks of Investing in the Financial Services Sector. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of such companies.

Risk of Investing in the Basic Materials Sector. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the basic materials sector Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in stocks of these companies could trail the returns on investments in stocks of larger companies.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. Therefore, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Index Tracking Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions they represent of the Index, due to legal restrictions or limitations imposed by the government of a particular country or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value some or all of its investments based on fair value prices. To the extent the Fund calculates its net asset value ("NAV") based on fair value prices and the value of the Index is based on securities' closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected.

Risk of Cash Transactions. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund's assets will be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund's investments are concentrated in a particular sector, industry or country, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or country.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at vaneck.com/etf.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	MARKET VECTORS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 18, 2011
Prospectus Date	rr_ProspectusDate	Mar 14, 2011
Market Vectors Colombia ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Market Vectors Colombia ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Colombia Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund's benchmark index. The Fund's benchmark index is comprised of securities of companies located in Colombia. A company is considered to be located in Colombia if it is domiciled and primarily listed on an exchange in Colombia or if it generates at least 50% of its revenues in Colombia. Such companies may include small- and medium-capitalization companies. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using a "passive" or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may also utilize depositary receipts to seek performance that corresponds to the Index.

The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of March 10, 2011, the following industries represent a significant portion of the Index: energy, financial services and basic materials.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of March 10, 2011, the following industries represent a significant portion of the Index: energy, financial services and basic materials.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing In the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Risks of Investing in Colombia. The Colombian economy has experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates, all of which could negatively affect the value of companies located in Colombia and the value of your investment in the Fund. In addition, commodities (such as oil, natural gas and minerals) represent a significant percentage of Colombia's exports and its economy is particularly sensitive to fluctuations in commodity prices. Adverse economic events in another South American country may have a significant adverse effect on Colombia's economy and companies located in Colombia.

Because the Fund's assets will be invested primarily in equity securities of Colombian issuers, the income received by the Fund will be principally in Colombian pesos. The Fund's exposure to the Colombian peso and changes in value of the Colombian peso versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and Colombian pesos.

Risks of Investing in Foreign Securities. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risks of Investing in Depositary Receipts. Depositary receipts are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Risks of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Risk of Investing in the Energy Sector. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility and the cost of providing the specific utility services. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Risks of Investing in the Financial Services Sector. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of such companies.

Risk of Investing in the Basic Materials Sector. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the basic materials sector Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in stocks of these companies could trail the returns on investments in stocks of larger companies.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. Therefore, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Index Tracking Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions they represent of the Index, due to legal restrictions or limitations imposed by the government of a particular country or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value some or all of its investments based on fair value prices. To the extent the Fund calculates its net asset value ("NAV") based on fair value prices and the value of the Index is based on securities' closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected.

Risk of Cash Transactions. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund's assets will be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund's investments are concentrated in a particular sector, industry or country, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or country.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once available, the Fund's performance information will be accessible on the Fund's website at vaneck.com/etf.
Market Vectors Colombia ETF | Market Vectors Colombia ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.75% of the Fund's average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.